Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 358,274	$ 141,447	$ 148,605	$ 176,297	$ 65,167	$ 74,399	$ 87,211	$ 119,938	$ 55,921	$ 482,443	$ 241,464	$ 531,515	$ 337,469	$ 233,688
Contract with customer, liabilities	17,300	$ 1,738				$ 2,024				17,300		1,738	2,024
Commission
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	320,974			158,650						427,519	216,472	476,606	296,000	206,611
Production bonus and other revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	37,300			17,647						54,924	24,992	54,909	41,469	27,077
Intersegment Eliminations
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	852			124						2,243	200	1,314	335	286
Intersegment Eliminations | Commission
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	280			124						465	200	534	335	286
Intersegment Eliminations | Production bonus and other revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	572			0						1,778	0	780	0	0
Senior
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	315,510			138,875						388,709	166,458	361,673	192,257	102,408
Senior | Commission
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	284,210			127,351						344,730	153,014	331,245	173,849	96,988
Senior | Medicare advantage
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	263,975			113,955						312,705	134,142	285,957	138,526	62,537
Senior | Medicare supplement
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12,743			9,303						20,735	13,453	34,301	25,118	26,189
Senior | Prescription drug plan
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	1,102			1,659						1,717	2,036	2,867	3,209	2,985
Senior | Dental, vision, and hearing
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,647			2,223						8,370	3,224	7,758	4,470	2,932
Senior | Other commission revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	743			211						1,203	159	362	2,526	2,345
Senior | Production bonus and other revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	31,300			11,524						43,979	13,444	30,428	18,408	5,420
Life
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36,375			28,980						79,198	56,587	129,967	110,493	98,218
Life | Commission
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	30,553			23,196						68,150	45,842	107,864	89,246	77,801
Life | Other commission revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax												32,628	13,111	5,850
Life | Core
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	19,791			19,119						39,167	37,703	75,236	76,135	71,951
Life | Final expense
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	10,297			3,391						27,934	6,885
Life | Ancillary
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	465			686						1,049	1,254
Life | Production bonus and other revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	5,822			5,784						11,048	10,745	22,103	21,247	20,417
Auto & Home
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	7,241			8,566						16,779	18,619	41,189	35,054	33,348
Auto & Home | Commission
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	6,491			8,227						15,104	17,816	38,031	33,240	32,108
Auto & Home | Production bonus and other revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 750			$ 339						$ 1,675	$ 803	$ 3,158	$ 1,814	$ 1,240